Income Taxes - Schedule of Components of (Loss) Income Before Provision for Income Taxes (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Income Taxes - Schedule of Components of (Loss) Income Before Provision for Income Taxes (Details) [Line Items]
Domestic					$ (40,628)	$ (9,543)
Foreign					14,891	(7,673)
Loss before provision for income taxes	$ (2,793)	$ (4,234)	$ (7,219)	$ (9,922)	$ (25,737)	$ (17,216)